OTHER CURRENT AND LONG-TERM LIABILITIES	12 Months Ended
Sep. 30, 2025
Lease liabilities [abstract]
OTHER CURRENT AND LONG-TERM LIABILITIES	OTHER CURRENT AND LONG-TERM LIABILITIES
The carrying value of other current and long-term liabilities as at September 30, 2025 and September 30, 2024 consists of:

	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
	CURRENT	LONG-TERM	CURRENT	LONG-TERM
Lease liabilities	$979	$7,748	$1,026	$3,344
Contingent consideration (Note 26)	6,719	$5,015	—	—
Deferred consideration (Note 26)	357	$—	—	—
Long-term debt	25	—	60	25
	$8,080	$12,763	$1,086	$3,369

The Company records its leases in accordance with IFRS 16, and as a result recognizes the right-of-use (“ROU”) assets and corresponding lease liabilities. ROU assets are recorded under property, plant, and equipment (Note 8) with current and long-term portion of lease liabilities recorded under other liabilities.

The changes in the carrying value of current and long-term lease liabilities are as follows:

SEPTEMBER 30, 2025
Balance, September 30, 2024	$4,370
Acquisitions through business combinations (Note 26)	5,681
Lease payments	(1,878)
Interest expense on lease liabilities	554
Balance, September 30, 2025	8,727
Current portion (included in other liabilities)	(979)
Long-term portion	$7,748
The undiscounted contractual payments relating to the current and future lease liabilities is:

	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Less than 1 year	$1,584	$1,266
1 to 2 years	1,557	691
2 to 3 years	1,602	648
3 to 4 years	1,581	661
4 to 5 years	1,358	618
Thereafter	3,616	1,531
Total	$11,298	$5,415